Exhibit 99.2

Ford Credit Auto Lease Trust 2017-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2018

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2018, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2018, leases with a total base residual value of $16,375,747.85 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2018. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2018
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2018-	June	$718,656,334.41
	July	$685,374,486.28	$13,437,800.74	9.49%	$24,060,445.95	3.87%
	August	$662,926,997.32	$13,162,282.23	9.29%	$13,400,127.66	2.15%
	September	$635,963,960.97	$12,779,959.12	9.03%	$18,163,233.80	2.92%
	October	$604,516,750.29	$12,287,726.07	8.68%	$22,977,796.25	3.69%
	November	$569,806,721.60	$11,710,002.92	8.27%	$26,629,610.90	4.28%
	December	$532,286,610.20	$11,045,804.43	7.8%	$29,895,466.30	4.81%
2019-	January	$498,847,220.04	$10,419,249.15	7.36%	$26,215,970.30	4.21%
	February	$458,427,496.73	$9,648,345.75	6.81%	$33,766,420.80	5.43%
	March	$415,278,539.73	$8,810,752.63	6.22%	$37,090,437.60	5.96%
	April	$371,464,348.70	$7,933,181.83	5.6%	$38,373,925.75	6.17%
	May	$322,717,333.30	$6,944,281.92	4.9%	$44,032,540.35	7.08%
	June	$277,787,374.02	$6,029,683.90	4.26%	$40,837,444.75	6.56%
	July	$233,627,568.41	$5,113,405.34	3.61%	$40,713,827.15	6.54%
	August	$190,781,130.97	$4,215,207.62	2.98%	$40,033,476.60	6.43%
	September	$145,079,822.87	$3,242,095.56	2.29%	$43,604,345.45	7.01%
	October	$103,086,532.24	$2,326,695.41	1.64%	$40,537,461.46	6.52%
	November	$57,899,408.86	$1,342,339.00	0.95%	$44,463,490.70	7.15%
	December	$21,495,464.04	$548,559.48	0.39%	$36,202,826.79	5.82%
2020-	January	$14,464,351.55	$372,482.55	0.26%	$6,787,646.28	1.09%
	February	$6,617,204.42	$172,226.3	0.12%	$7,761,749.30	1.25%
	March	$471,118.97	$13,509.46	0.01%	$6,172,299.16	0.99%
	April	$361,365.66	$10,686.01	0.01%	$101,896.75	0.02%
	May	$297,583.10	$8,500.37	0.01%	$57,453.00	0.01%
	June	$277,883.97	$7,764.08	0.01%	$13,723.05	0.00%
	July	$235,157.44	$6,551.02	—%	$37,842.80	0.01%
	August	$206,992.15	$5,808.31	0.00%	$23,767.95	0.00%
	September	$188,169.54	$5,324.56	0.00%	$14,740.00	0.00%
	October	$127,402.76	$3,777.78	0.00%	$58,118.00	0.01%
	November	$70,078.53	$2,076.65	0.00%	$56,012	0.01%
	December	$—	$—	0.00%	$70,499.00	0.01%

Total			141,606,080.19	100%	622,154,595.85	100%

Total Scheduled Base Monthly Payments plus Base Residual Value					763,760,676.04

Ford Credit Auto Lease Trust 2017-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
Apr-18	Car	293	76.1%	233	0.76%	1.67%
	CUV	427	72.99%	1962	5.30%	10.94%
	SUV	12	63.16%	3408	5.11%	10.54%
	Truck	97	74.62%	892	1.78%	3.00%
	Total/Average	829	74.08%	1247	3.39%	6.87%

May-18	Car	338	76.47%	117	0.38%	0.84%
	CUV	423	72.18%	1759	4.71%	9.73%
	SUV	5	41.67%	2136	3.21%	7.06%
	Truck	128	77.11%	1141	2.26%	3.87%
	Total/Average	894	74.13%	1052	2.85%	5.78%

Jun-18	Car	379	79.62%	461	1.50%	3.35%
	CUV	431	73.68%	1786	4.72%	9.71%
	SUV	9	52.94%	3092	4.34%	9.13%
	Truck	110	73.33%	1264	2.50%	4.30%
	Total/Average	929	75.65%	1196	3.25%	6.66%